Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Other Income and Expenses [Abstract]
Research and development expenses	$ 8,639	$ 8,332	$ 4,815
Legal and other professional fees	541	1,231	1,106
Accrued bonuses	572	859	288
Other expenses	343	516	16
Total accrued expenses	$ 10,095	$ 10,938	$ 6,225